Risk management_Scenario responding to IR changes of NII and NPV for assets and liabilities owned by the Bank and consolidated by trusts (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Base case
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	₩ 4,895,332	[1]
NPV	24,636,678	[2]
Base case (Prepay)
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	4,887,799	[1]
NPV	24,225,946	[2]
IR 100bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	5,575,470	[1]
NPV	24,415,761	[2]
IR 100bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	4,329,543	[1]
NPV	24,907,344	[2]
IR 200bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	6,603,132	[1]
NPV	24,232,738	[2]
IR 200bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	3,508,859	[1]
NPV	25,245,667	[2]
IR 300bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	7,560,155	[1]
NPV	24,079,415	[2]
IR 300bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	3,352,267	[1]
NPV	₩ 25,680,084	[2]

[1]	NII: Net Interest Income
[2]	NPV: Net Portfolio Value